Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	CFIS
Entity Registrant Name	COMMUNITY FINANCIAL SHARES INC
Entity Central Index Key	0001123735
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 4,875	$ 4,486
Interest-bearing deposits	66,146	39,772
Cash and cash equivalents	71,021	44,258
Interest-bearing time deposits	1,941	3,435
Securities available for sale	47,588	43,931
Loans held for sale	7,230	633
Loans, less allowance for loan losses	194,391	198,110
Foreclosed assets	9,012	9,265
Prepaid FDIC assessment		490
Federal Home Loan Bank stock	926	5,398
Premises and equipment, net	14,724	15,121
Cash value of life insurance	6,421	6,182
Interest receivable and other assets	1,922	2,163
Total assets	355,176	328,986
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	317,204	301,101
Federal Home Loan Bank advances	9,000	13,000
Other borrowings		1,300
Subordinated debentures	3,609	3,609
Interest payable and other liabilities	3,011	2,726
Total liabilities	332,824	321,736
Commitments and contingencies
Stockholders' equity
Common stock-no par value, 75,000,000 and 5,000,000 shares authorized; 5,560,567 and 1,245,267 shares issued and outstanding
Preferred stock-$1.00 par value, $100 liquidation preference 1,000,000 shares authorized; 196,847 and 7,319 shares issued and outstanding	197	7
Paid-in capital	26,270	12,033
Retained earnings (accumulated deficit)	(4,346)	(5,407)
Accumulated other comprehensive income (loss)	231	617
Total stockholders' equity	22,352	7,250
Total liabilities and stockholders' equity	$ 355,176	$ 328,986

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 3,032	$ 8,854
Common stock, no par value
Common stock, shares authorized	75,000,000	5,000,000
Common stock, shares issued	5,560,567	1,245,267
Common stock, shares outstanding	5,560,567	1,245,267
Preferred stock, par value	$ 1	$ 1
Preferred stock, liquidation preference	$ 100	$ 100
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	196,847	7,319
Preferred stock, shares outstanding	196,847	7,319

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Interest and fees on loans	$ 10,958	$ 11,731
Securities:
Taxable	935	989
Exempt from federal income tax	351	437
Federal Home Loan Bank dividends and other	151	121
Total interest and dividend income	12,395	13,278
Interest expense
Deposits	1,754	2,041
Federal Home Loan Bank advances and other borrowed funds	306	399
Subordinated debentures	77	71
Total interest expense	2,137	2,511
Net interest income	10,258	10,767
Provision for loan losses	1,467	6,171
Net interest income after provision for loan losses	8,791	4,596
Noninterest income
Service charges on deposit accounts	378	423
Gain on sale of loans	946	722
Write-down on foreclosed assets	(1,799)	(901)
Gain (loss) on sale of foreclosed assets	(34)	69
Gain on sale of securities	980	104
Gain on extinguishment of debt	400
Increase in cash surrender value of bank-owned life insurance	239	243
Other service charges and fees	794	957
Total noninterest income	1,904	1,617
Non-interest expense
Salaries and employee benefits	5,886	5,632
Net occupancy expense	783	880
Equipment expense	492	498
Data processing expense	1,249	1,185
Advertising, promotions, and marketing	302	277
Professional fees	1,041	1,053
FDIC insurance premiums	1,140	1,217
Other real estate owned expenses	598	511
Other operating expenses	1,421	1,309
Total non-interest expense	12,912	12,562
Income (Loss) before income tax expense and undistributed loss of the bank	(2,217)	(6,349)
Income tax expense (benefit)	244	4,657
Net loss	(2,461)	(11,006)
Preferred stock dividend and accretion	(541)	(447)
Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	$ 682	$ (11,453)
Earning (loss) per share
Basic	$ 0.11	$ (9.2)
Diluted	$ 0.11	$ (9.2)

Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (2,461)	$ (11,006)
Unrealized holding gains arising during the period:
Unrealized net gains	349	1,523
Related income tax expense	(109)	(588)
Net unrealized gains	240	935
Less: reclassification adjustment for net gains realized during the period
Realized net gains	980	104
Related income tax expense	(354)	(38)
Net realized gains	626	66
Other comprehensive income (loss)	(386)	869
Comprehensive loss	$ (2,847)	$ (10,137)

Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Number of Common Shares	Preferred stock USD ($)	Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2010	$ 17,755		$ 7	$ 11,954	$ 6,046	$ (252)
Beginning balance (in shares) at Dec. 31, 2010		1,245,267
Net loss	(11,006)				(11,006)
Other comprehensive income	869					869
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock				67	(67)
Stock option expense	12			12
Balance at December 31, 2012 at Dec. 31, 2011	7,250		7	12,033	(5,407)	617
Beginning balance (in shares) at Dec. 31, 2011		1,245,267
Net loss	(2,461)				(2,461)
Other comprehensive income	(386)					(386)
Redeemed TARP preferred stock	(3,312)		(7)	(3,305)
Preferred stock dividends (5%)	(380)				(380)
Net proceeds of private offering (in shares)		4,315,300
Net proceeds of private offering	21,228		197	21,031
Gain on preferred stock redemption	401			(3,684)	4,085
Discount accretion on preferred stock				183	(183)
Stock option expense	12			12
Balance at December 31, 2012 at Dec. 31, 2012	$ 22,352		$ 197	$ 26,270	$ (4,346)	$ 231
Balance at December 31, 2012 (in shares) at Dec. 31, 2012		5,560,567

Condensed Consolidated Statements of Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, dividend rate	5.00%	5.00%

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (2,461)	$ (11,006)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Amortization on securities, net	251	144
Depreciation	647	657
Provision for loan losses	1,467	6,171
Gain on sale of securities	(980)	(104)
Write-down on foreclosed assets	1,799	901
Gain on extinguishment of debt	(400)
Gain on sale of loans	(946)	(722)
Originations of loans for sale	(45,661)	(38,821)
Proceeds from sales of loans	40,010	40,680
(Gain)/loss on sale of foreclosed assets	34	(69)
Deferred income taxes	244	4,681
Compensation cost of stock options	12	12
Change in cash value of life insurance	(239)	(243)
Change in interest receivable and other assets	(1,730)	(2,828)
Change in interest payable and other liabilities	665	574
Net cash provided by (Used in) operating activities	(7,288)	27
Cash flows from investing activities
Purchases of securities available for sale	(38,740)	(23,626)
Proceeds from maturities and calls of securities available for sale	22,492	21,723
Proceeds from sales of securities available for sale	12,689	2,526
Proceeds from sales of foreclosed assets	3,755	6,147
Net change in interest-bearing time deposits	1,494	(1,392)
Proceeds from Federal Home Loan Bank stock	4,472
Net change in loans	(621)	15,168
Premises and equipment expenditures, net	(250)	(243)
Net cash provided by (used in) investing activities	5,291	20,303
Cash flows from financing activities
Non-interest bearing and interest-bearing demand deposits and savings	14,676	9,099
Certificates and other time deposits	1,427	(17,078)
Proceeds from borrowings		2,000
Repayment of borrowings	(4,900)	(2,200)
Repurchase of TARP preferred stock	(3,312)
Proceeds from private offering	21,228
Dividends paid on preferred stock	(359)	(380)
Net cash provided by (used in) financing activities	28,760	(8,559)
Net change in cash and cash equivalents	26,763	11,771
Cash and cash equivalents at beginning of period	44,258	32,487
CASH AND CASH EQUIVALENTS AT END OF PERIOD	71,021	44,258
Supplemental disclosures
Interest paid	2,239	2,513
Transfers from loans to foreclosed assets	$ 2,873	$ 7,949

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1—NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Community Financial Shares, Inc. (the Holding Company) and its wholly owned subsidiary, Community Bank—Wheaton/Glen Ellyn (the Bank) together referred to herein as the Company.

The Bank was chartered by the Illinois Commissioner of Banks and Real Estate in 1994. The Bank provides a range of banking and financial services through its operation as a commercial bank with offices located in Wheaton and Glen Ellyn, Illinois. The Bank’s primary activities include deposit services and commercial and retail lending. Interest income is also earned on investments in debt securities, federal funds sold, and short-term investments.

Significant intercompany transactions and balances have been eliminated in consolidation.

Internal financial information is reported and aggregated as one line of business.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided and future results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Securities: Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

For equity securities, when the Company has decided to sell an impaired available-for-sale security and the entity does not expect the fair value of the security to fully recover before the expected time of sale, the security is deemed other-than-temporarily impaired in the period in which the decision to sell is made. The Company recognizes an impairment loss when the impairment is deemed other than temporary even if a decision to sell has not been made.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Federal Home Loan Bank Stock: Federal Home Loan Bank (FHLB) stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula.

The Bank owned $925,700 and $5,398,000 of FHLB stock as of December 31, 2012 and 2011, respectively. The FHLB of Chicago paid average cash dividends totaling 0.30% and 0.10% during 2012 and 2011, respectively. The FHLB will continue to assess their dividend capacity each quarter, and will obtain the necessary approval if a dividend is to be made. Management performed an analysis and deemed the investment in FHLB stock was not impaired.

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs incurred after acquisition that do not meet the criteria for capitalization are expensed.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 10 to 50 years. Furniture, fixtures, and equipment are depreciated using the straight-line (or accelerated) method with useful lives ranging from 3 to 10 years.

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Compensation: At December 31, 2012, the Company has a stock-based employee compensation plan, which is described more fully in Note 14.

Income Taxes: The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.

With a few exceptions, the Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2009.

Off-balance-sheet Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Statements of Cash Flows: For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and interest-bearing deposits. Most federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions.

Earnings Per Share: Basic earnings per share is net income available to common shareholders divided by the weighted average number of shares outstanding during the year. Diluted earnings per share include the dilutive effect of additional potential shares issuable under stock options. For 2012 the Company is required to calculate basic and diluted earnings per share using the two-class method. Calculations of earnings per share under the two-class method (i) exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities and (ii) exclude form the denominator the dilutive impact of the participating securities.

Comprehensive Income or Loss: Comprehensive income or loss consists of net income or loss and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Holding Company or by the Holding Company to the stockholders. In addition, the Bank and the Holding Company are currently subject to regulatory orders limiting their ability to declare and pay dividends. See Note 10 for more information.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of active markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Recently Issued Accounting Standards: In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this ASU make technical corrections, clarifications, and limited-scope improvements to various topics throughout the Accounting Standards Codification. These amendments are presented in two sections: Technical Corrections and Improvements and Conforming Amendments Related to Fair Value Measurements. The amendments in this ASU that will not have transition guidance will be effective upon issuance for both public and nonpublic entities. For public entities, the amendments that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. The Company adopted this ASU effective December 31, 2012 with no material effect on its financial condition or results of operations.

In October 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections. This ASU amends various SEC paragraphs pursuant to Staff Accounting Bulletin (SAB) 114, SEC Release No. 33-9250, and ASU 2010-22, which amend or rescind portions of certain SAB Topics. These amendments are presented in two sections: Amendments to the FASB Accounting Standards Codification and Amendments to the XBRL Taxonomy. The Company adopted this ASU with no material effect on its financial condition or results of operations.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company adopted this ASU by the date required with no material effect on its financial condition or results of operations.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The objective of this Update is to provide enhanced disclosures that will enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods with retrospective disclosure for all comparative periods presented. This ASU impacts disclosures only and it will have no impact on the Company’s financial condition or results of operations.

Current Economic Conditions: The current protracted economic decline continues to present financial institutions with circumstances and challenges that in many cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

At December 31, 2012, the Company held $96.6 million in commercial real estate loans. Due to the national, state and local economic conditions, values for commercial real estate have declined significantly and the market for these properties is depressed.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS

NOTE 2—CASH AND CASH EQUIVALENTS

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.

The financial institutions holding the Company’s cash accounts are participating in the FDIC’s Transaction Account Guarantee Program. Under that program, through December 31, 2010, all noninterest-bearing transaction accounts are fully guaranteed by the FDIC for the entire amount in the account. Pursuant to legislation enacted in 2010, the FDIC will fully insure all noninterest-bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC-insured institutions. This unlimited insurance coverage expired on December 31, 2012. Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to a $250,000 limit on FDIC insurance per covered institution.

Effective July 21, 2010, the FDIC’s insurance limits were permanently increased to $250,000. At December 31, 2012, the Company had cash balances of $66.5 million at the FRB and FHLB that did not have FDIC insurance coverage.

Cash on hand or on deposit with the Federal Reserve Bank of $4.1 million was required to meet regulatory reserve and clearing requirements at year-end 2012.

SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2012
SECURITIES AVAILABLE FOR SALE

NOTE 3—SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at year end is as follows:

2012	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$21,430	$29	$(67)
States and political subdivisions	2,909	72	—
Mortgage-backed – Government sponsored enterprises (GSE) residential	22,975	338	(20)
Preferred stock	37	22	—
SBA guaranteed	237	3	(1)

	$47,588	$464	$(88)

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of the loans guaranteed by the Small Business Administration.

The fair values of securities available for sale at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	302	307
Due after one year through five years	711	730
Due after five years through ten years	2,798	2,819
Due after ten years	20,494	20,483

Mortgage-backed – GSE residential	22,657	22,975
Preferred stock	15	37
SBA guaranteed	235	237

	$47,212	$47,588

Securities with a carrying value of approximately $20.0 million and $24.6 million at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, Federal Home Loan Bank advances and for other purposes as required or permitted by law.

Sales of securities were as follows:

	2012	2011
Proceeds	$12,689	$2,526
Gross gains	980	104
Gross losses	—	—

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2012 and 2011 was $15,082,000 and $814,000, respectively, which is approximately 31.7% and 1.9% of the Company’s investment portfolio, respectively. These declines primarily resulted from changes in market interest rates and current depressed market conditions. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Less than 12 Months		12 Months or More		Total
2012 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$11,406	$(67)	$—	$—	$11,406	$(67)
Mortgage-backed – GSE residential	3,637	(20)	14	—	3,651	(20)
SBA Guaranteed	—	—	25	(1)	25	(1)

Total temporarily impaired securities	$15,043	$(87)	$39	$(1)	$15,082	$(88)

	Less than 12 Months		12 Months or More		Total
2011 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
SBA Guaranteed	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

LOANS	12 Months Ended
Dec. 31, 2012
LOANS

NOTE 4—LOANS

Loans consisted of the following at December 31:

	2012	2011
Real estate
Commercial	$96,588	$94,513
Construction	3,615	4,361
Residential	20,875	21,054
Home equity	50,444	59,176

Total real estate loans	171,522	179,104
Commercial	24,388	26,203
Consumer	1,313	1,392

Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)

Loans, net	$194,391	$198,110

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on nonaccrual loans:

Subsequent payments on nonaccrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). In management’s opinion such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

2012
Balances, January 1, 2012	$3,279
New loans including renewals	2,267
Payments, etc., including renewals	(3,114)

Balances, December 31, 2012	$2,432

2011
Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total
Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	203	810	25	15	535	(121)	1,467
Charge-offs	(295)	(3,611)	(1,740)	(12)	(1,067)	(638)	(7,363)
Recoveries	18	16	—	—	33	7	74

Balance at end of period	$621	$1,386	$53	$21	$305	$646	$3,032

Ending balance: individually evaluated for impairment	$—	$154	$—	$—	$147	$368	$669

Ending balance: collectively evaluated for impairment	$621	$1,232	$53	$21	$158	$278	$2,363

Total Loans:
Ending balance	$24,388	$96,588	$3,615	$1,313	$20,875	$50,444	$197,223

Ending balance: individually evaluated for impairment	$—	$4,034	$—	$—	$2,970	$1,717	$8,721

Ending balance: collectively evaluated for impairment	$24,388	$92,554	$3,615	$1,313	$17,905	$48,727	$188,502

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2012 and 2011.

	2012	2011
Commercial and industrial	$—	$39
Real estate loans:
Construction	—	2,175
Commercial	3,143	4,721
Residential mortgage	2,565	4,187
Home equity	1,717	2,677

Total	$7,425	$13,799

The following table presents impaired loans as of December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$890	$890	$—	$678	$24
Residential	1,008	1,008	—	951	28
HELOC	181	181	—	165	—

Subtotal	2,079	2,079	—	1,794	52

With an allowance recorded:
Commercial real estate	3,144	4,878	154	4,620	64
Residential	1,962	2,180	147	1,512	43
HELOC	1,536	1,536	368	2,024	15

Subtotal	6,642	8,594	669	8,155	122

Total Impaired Loans	$8,721	$10,673	$669	$9,949	$174

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following table summarizes credit quality of the Company at December 31, 2012 and 2011:

	2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$23,882	$247	$259	$—	$—	$24,388
Real estate loans:
Construction	3,615	—	—	—	—	3,615
Commercial real estate	90,102	3,342	3,144	—	—	96,588
Residential mortgage	16,833	1,477	2,565	—	—	20,875
Home equity	48,469	258	1,717	—	—	50,444
Consumer	1,313	—	—	—	—	1,313

Total	$184,214	$5,324	$7,685	$—	$—	$197,223

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following table summarizes aging of the Company’s loan portfolio at December 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$140	$—	$—	$140	$24,248	$24,388	$—
Real estate loans:
Construction	—	—	—	—	3,615	3,615	—
Commercial real estate	373	—	3,144	3,517	93,071	96,588	—
Residential mortgage	461	58	2,583	3,102	17,773	20,875	18
Home equity	186	76	2,040	2,302	48,142	50,444	324
Consumer	—	—	—	—	1,313	1,313	—

Total	$1,160	$134	$7,767	$9,061	$188,162	$197,223	$342

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower is capable of servicing the newly restructured debt and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	2	$900	$890
Residential mortgage	3	2,279	2,010

Total	5	$3,179	$2,900

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

The following tables set forth the Company’s loans restructured as TDRs during the period indicated by portfolio segment to quantify the type of modification or concession provided:

	December 31, 2012
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$—	$1,605	$—	$1,605
A/B note structure	890	405	—	1,295

Total troubled debt restructurings	$890	$2,010	$—	$2,900

	December 31, 2011
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$822	$—	$—	$822
Interest only	3,118	2,352	—	5,470
Rate reduction and interest only	1,871	—	711	2,582

Total troubled debt restructurings	$5,811	$2,352	$711	$8,874

The following table sets forth the Company’s TDRs that had payment defaults during the years ended December 31, 2011 and 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	December 31, 2012
	Count	Default Balance
Real estate loans:
Commercial real estate	3	$4,448
Residential	2	574

	5	$5,022

	December 31, 2011
	Count	Default Balance
Real estate loans:
Commercial real estate	2	$3,860
Residential	2	2,719

	4	$6,579

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT

NOTE 5—PREMISES AND EQUIPMENT

Premises and equipment consisted of the following at year end:

	2012	2011
Land	$3,908	$3,908
Buildings	12,437	12,425
Furniture and equipment	3,499	3,334

Total cost	19,844	19,667
Accumulated depreciation	(5,120)	(4,546)

Net book value	$14,724	$15,121

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS

NOTE 6—DEPOSITS

	2012	2011
Non-interest bearing DDA	$38,813	$36,324
NOW	76,198	75,524
Money market	43,380	41,907
Regular savings	65,066	55,026
Certificates and time deposits, $100,000 and over	39,206	38,201
Other certificates and time deposits	54,541	54,119

Total deposits	$317,204	$301,101

At December 31, 2012, scheduled maturities of certificates of deposit are as follows:

2013	$57,589
2014	16,322
2015	8,017
2016	4,228
2017	7,591

$93,747

Deposits from related parties, as defined in Note 4, held by the Company at December 31, 2012 and 2011 totaled $2,569,115 and $2,575,700, respectively.

ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2012
ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS

NOTE 7—ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS

Advances from the Federal Home Loan Bank of Chicago totaled $9.0 million and $13.0 million at December 31, 2012 and 2011, respectively. Advances, at interest rates from 1.69% to 3.24%, are subject to restrictions or penalties in the event of prepayment.

The Company maintains a collateral pledge agreement covering advances whereby the Company has agreed to at all times keep on hand, free of all other pledges, liens, and encumbrances, whole first mortgage loans on improved residential property not more than 90 days delinquent, aggregating no less than 167 percent of the outstanding advances from the Federal Home Loan Bank of Chicago. As noted in Note 3, the Company has also pledged securities on these advances.

At December 31, 2012, scheduled maturities of advances are as follows:

2013	$4,500
2014	2,500
2015	2,000

On December 21, 2012, immediately following the consummation of the Company’s private placement offering, the Company repaid a $1.3 million loan facility that was previously outstanding with an independent third party bank for $900,000. As a result of this repayment at a discount a $400,000 gain on extinguishment of debt was recorded in December 2012.

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES

NOTE 8—SUBORDINATED DEBENTURES

The Company and its financing trust subsidiary, Community Financial Shares Trust II, a Delaware statutory trust, consummated the issuance and sale of an aggregate amount of $3,500,000 of the Trust’s floating rate capital securities in a pooled trust preferred transaction. The subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly. The interest rate at December 31, 2012 was 1.93%. The debentures will mature on September 21, 2037, at which time the preferred securities must be redeemed. In addition, the Company may redeem the preferred securities in whole or part, beginning June 21, 2012 at a redemption price of $1,000 per preferred security.

The Company has provided a full, irrevocable, and unconditional guarantee on a subordinated basis of the obligations of the Trust under the preferred securities in the event of the occurrence of an event of default, as defined in such guarantee.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, making any payments related to any outstanding trust preferred securities. The Company deferred all payments of interest on its Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 beginning with the March 15, 2011 interest payment period through the December 15, 2012 interest payment period. On December 21, 2012, immediately following the consummation of the Investment, the Company paid all outstanding accrued and additional interest on its Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 through the March 15, 2013 interest payment period in accordance with a written approval letter from the FRB. Any future interest payments on the Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 will be subject to the prior written approval of the FRB.

TARP CAPITAL PURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
TARP CAPITAL PURCHASE PROGRAM

NOTE 9 – TARP CAPITAL PURCHASE PROGRAM

On May 15, 2009, the Company entered into a Letter Agreement and related Securities Purchase Agreement with the United States Department of the Treasury (the “Department of Treasury”) in accordance with the terms of the Department of Treasury’s TARP Capital Purchase Program. Pursuant to the Letter Agreement and Securities Purchase Agreement, the Company issued 6,970 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and a warrant for the purchase of 349 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “warrant”) to the Department of Treasury for an aggregate purchase price of $6,970,000 in cash. As part of the transaction, the Department of Treasury exercised the Warrant and received 349 shares of Series B preferred stock.

On November 13, 2012, the Company entered into a securities purchase agreement with the U.S. Department of Treasury pursuant to which, subject to the completion of the Offering and the receipt of Federal Reserve Board approval, it will repurchase the shares of preferred stock it previously issued pursuant to the TARP Capital Purchase Program for $3,293,550 plus an amount equal to 45% of the accrued and unpaid interest and dividends on such preferred shares. On December 21, 2012, immediately following the consummation of the Company’s private placement offering, the Company redeemed, for $3.7 million, the $6.9 million of its Fixed Rate Cumulative Perpetual Preferred Stock, Series A and Fixed Rate Cumulative Perpetual Preferred Stock, Series B issued to the Treasury, as well as accrued interest and dividends thereon, in connection with the Treasury’s TARP Capital Purchase Program.

CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2012
CAPITAL REQUIREMENTS

NOTE 10—CAPITAL REQUIREMENTS

The Bank is subject to regulatory capital requirements administered by federal banking agencies. In addition to the capital adequacy guidelines set forth below, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation (the “FDIC”) and the Illinois Department of Financial and Professional Regulation (the “IDFPR”) on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2012, these capital ratios were 7.7% and 12.6%, respectively.

Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets
Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)	$28,321	12.6%	$17,949	8.0%	$22,436	10.0%
Tier 1 capital (to risk-weighted assets)	25,514	11.4	8,974	4.0	13,461	6.0
Tier 1 capital (to average assets)	25,514	7.7	13,195	4.0	16,494	5.0

2011
Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%
Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0
Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0

At December 31, 2012, regulatory approval is required for all dividend declarations by both the Bank and the Company.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
RETIREMENT PLANS

NOTE 11—RETIREMENT PLANS

The Company maintains a profit sharing/401(k) plan, which covers substantially all employees. Employees may make contributions to the plan. Employer contributions to the plan are determined at the discretion of the Board of Directors. Annual employer contributions are charged to expense. Profit sharing/401(k) expense was $32,000 in both 2012 and 2011.

The Company also maintains a nonqualified retirement program for directors. Expense for the directors’ retirement program was $40,000 and $29,000 in 2012 and 2011, respectively.

Under agreements with the Company, certain members of the Board of Directors have elected to defer their directors’ fees. The cumulative amount of deferred directors’ fees (included in other liabilities on the Company’s balance sheet) was $1.1 million for both December 31, 2012 and 2011. The liabilities for the nonqualified retirement program for directors and for directors’ deferred fees are not secured by any assets of the Company. Deferred directors’ fees accounts are credited with interest at 3.03%.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

NOTE 12—INCOME TAXES

Income tax consists of the following:

	2012	2011
Currently payable tax
Federal	$376	$168
State	(376)	(192)
Deferred tax	244	4,681

Income tax	$244	$4,657

Income tax differs from federal statutory rates applied to financial statement income due to the following:

	2012	2011
Federal rate of 34 percent	$(754)	$(2,159)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(116)	(144)
State income tax, net of federal benefit	13	206
Cash value of life insurance	(81)	(83)
Valuation allowance	948	6,535
Other items, net	234	302

Income tax	$244	$4,657

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,343	$3,739
Deferred compensation	678	653
Other-than-temporary-impairment	209	209
Loss carryforward	7,129	4,572
AMT carryover	263	263
Other real estate owned	543	294
Other	340	68

Total	10,505	9,798

Deferred tax liabilities
Accumulated depreciation	(741)	(672)
Deferred loan fees and costs, net	(152)	(166)
Prepaid expenses	(58)	(69)
Net unrealized gains on securities available for sale	(146)	(390)
Federal Home Loan Bank stock dividends	(47)	(545)
State income taxes	(224)	(339)
Other	—	(150)

Total	(1,368)	(2,331)

Valuation allowance	(9,137)	(7,467)

Net deferred tax asset	$—	$—

The following is the activity in net deferred tax assets:

Balance, December 31, 2011	$—
Increase in deferred tax assets	707
Increase in deferred tax liabilities	963
Increase in valuation allowance	(1,670)

Balance, December 31, 2012	$—

Due to the capital raise during 2012 previously discussed, the Company has had an ownership change pursuant to IRC Section 382. This ownership change limits the amount of net operating loss which can be used annually for federal tax purposes. Due to this annual limitation and the number of years in which the NOL can be carried forward, a significant portion of the NOL will likely never be used. The Company currently has a valuation allowance against the entire benefit of the net operating loss carryforward. At December 31, 2012, the Company had $17.0 million of federal loss carryforwards and $19.2 million of Illinois state loss carryforwards which expire in varying amounts through 2022 and 2029, respectively. At December 31, 2011, the Company had approximately $263,000 of alternative minimum tax credits available to offset future federal income taxes. The credits have no expiration date.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE

NOTE 13—EARNINGS (LOSS) PER SHARE

The following is an analysis of the Company’s basic and diluted EPS, reflecting the application of the two-class method as of December 31, 2012:

Net income available for distribution	$682
Dividends and undistributed earnings allocated to participating securities	(532)

Income attributable to common shareholders	$150

Average common shares outstanding for basic EPS	1,363,171
Effect of dilutive convertible preferred stock	—
Effect of dilutive stock options	199

Average common and common-equivalent shares for dilutive EPS	1,363,370

Basic	$0.11
Diluted	$0.11

The following are the factors used in the loss per share common share computation as of December 31, 2011:

2011
Basic
Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding	1,245,267

Basic earnings (loss) per share	$(9.20)

Diluted

Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding for basic earnings per share	1,245,267
Add dilutive effects of assumed exercise of stock options	360

Average shares and dilutive potential common shares	1,245,627

Diluted earnings (loss) per share	$(9.20)

There were 30,180 and 32,330 anti-dilutive shares at December 31, 2012 and 2011, respectively.

STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS

NOTE 14—STOCK OPTIONS

The Company has a nonqualified stock option plan (“Plan”) to attract, retain, and reward senior officers and directors and provide them with an opportunity to acquire or increase their ownership interest in the Company.

Under terms of the Plan, options for 40,400 shares of common stock were authorized for grant with an additional 4,600 options authorized in 2004. Options cannot be granted at exercise prices less than the fair market value of the stock at the grant date. Options granted under the Plan vest incrementally over periods of 5 to 10 years. The options also vest when the recipient attains age 72 or in the event of a change of control (as defined). The term of each option is ten years.

The Plan was amended at the November 29, 2006 Special Meeting of Stockholders. The number of shares reserved for issuance under the Plan was increased to 100,000 as a result of the 2-for-1 stock split which became effective December 27, 2006.

The fair value of each option award is estimated on the date of grant using a closed-form option valuation model that uses the assumptions in the following table. Expected volatility is based on the historical volatility of the Company’s stock. The expected term of options granted represents the average period of time that options are expected to be outstanding. The risk-free rate for the options granted is based on the U. S. Treasury rate for a similar term as the average expected term of the option.

A summary of the activity in the Plan follows:

	2012	2011
Expected volatility	37.5% - 37.9%	33.4% - 38.5%
Weighted-average volatility	37.7%	35.9%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.60% - 0.69%	0.91% - 1.49%

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	32,330	$19.36
Granted	1,200	3.26
Exercised	—	—
Forfeited or expired	(3,350)	18.74

Outstanding, end of year	30,180	$18.78	4.20	$—

Exercisable, end of year	13,530	$20.42	2.91	$—

The weighted-average grant-date fair value of options granted during the years 2012 and 2011 was $0.50 and $1.05, respectively. No options were exercised for the years ended December 31, 2012 and 2011.

As of December 31, 2012, there was $55,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of five years.

During 2012, the Company recognized approximately $12,000 of share-based compensation expense and approximately $5,000 of tax benefit related to the share based compensation expense.

OFF-BALANCE-SHEET ACTIVITIES	12 Months Ended
Dec. 31, 2012
OFF-BALANCE-SHEET ACTIVITIES

NOTE 15—OFF-BALANCE-SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2012	2011
Financial standby letters of credit	$228	$219
Commitments to originate loans	4,927	3,956
Unused lines of credit and letters of credit	50,737	58,604
Performance standby letters of credit	—	54

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 16—DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-sale Securities

If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include all except preferred stock, which are Level 1 securities of available-for-sale securities. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather on the investment securities’ relationship to other benchmark quoted investment securities. The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$21,430	$—	$21,430	$—
State and political subdivisions	2,909	—	2,909	—
Mortgage-backed securities – GSE residential	22,975	—	22,975	—
Preferred stock	37	37	—	—
SBA guaranteed	237	—	237	—

Total available for sale securities	$47,588	$37	$46,551	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities—GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying December 31, 2012 and 2011 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Bank will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral-dependent loans, based on current appraisals. If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect fair value. The Company’s practice is to obtain new or updated appraisals on the loans subject to initial impairment review and then to generally update on an annual basis thereafter. The Company discounts the appraisal amount as necessary for selling costs and past due real estate taxes. If a new or updated appraisal is not available at the time of a loan’s impairment review, the Company typically applies a discount to the value of an old appraisal to reflect the property’s current estimated value if there is believed to be deterioration in either (i) the physical or economic aspects of the subject property or (ii) any market conditions. These discounts are developed by the Company’s Chief Credit Officer. The results of the impairment review results in an increase in the allowance for loan loss or in a partial charge-off of the loan, if warranted. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method based on current appraisals.

Other Real Estate Owned

Other real estate owned (OREO) is carried at the lower of fair value at acquisition date or current estimated fair value, less estimated cost to sell when the real estate is acquired. Estimated fair value of OREO is based on appraisals or evaluations. OREO is classified within Level 3 of the fair value hierarchy. Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed by the Chief Credit Officer (CCO). Appraisals are reviewed for accuracy and consistency by the CCO. Appraisers are selected from the list of approved appraisers maintained by management.

The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$5,972	$—	$—	$5,972
Other real estate owned	8,858	—	—	8,858

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$7,008	$—	$—	$7,008
Other real estate owned	4,722	—	—	4,722

The following table presents quantitative information about unobservable inputs in recurring and nonrecurring Level 3 fair value measurements:

		As of December 31, 2012
	Fair Value	Valuation Technique	Unobservable Inputs	Range
Impaired loans	$5,972	Market comparable properties	Marketability discount	5% - 30.7%
Other real estate owned	8,858	Fair value appraisals

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012:

		At December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$71,021	$71,021	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	47,588	37	47,551	—
Loans held for sale	7,230	—	7,230	—
Loans receivable, net	194,391	—	—	196,156
Federal Home Loan Bank stock	926	—	926	—
Interest receivable	926	—	926	—

Financial liabilities
Deposits	317,204	—	318,558	—
Federal Home Loan Bank advances	9,000	—	9,189	—
Subordinated debentures	3,609	—	—	1,230
Interest payable	145	—	145	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 are as follows:

	2011
	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest-bearing time deposits, loans held for sale, Federal Home Loan Bank stock, interest receivable and payable, deposits due on demand, variable rate loans and other borrowings. Security fair values are based on market prices or dealer quotes and, if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and time deposits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. The fair values of fixed rate Federal Home Loan Bank advances, other borrowings and subordinated debentures are based on current rates for similar financing. The fair value of off-balance-sheet items, which is based on the current fees or cost that would be charged to enter into or terminate such arrangements, is immaterial.

While the above estimates are based on management’s judgment of the most appropriate factors, there is no assurance that were the Company to have disposed of these items on the respective dates, the fair values would have been achieved, because the market value may differ depending on the circumstances. The estimated fair values at year end should not necessarily be considered to apply at subsequent dates.

Other assets and liabilities that are not financial instruments, such as premises and equipment, are not included in the above disclosures. Also, nonfinancial instruments typically not recognized on the balance sheets may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposits, the trained workforce, customer goodwill, and similar items.

CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)

NOTE 17—CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2012	2011
Assets
Cash on deposit with the Bank	$96	$900
Investment in common stock of the Bank	25,744	11,477
Other assets	139	272

Total assets	$25,979	$12,649

Liabilities
Other borrowings	$—	$1,300
Long-term debt	3,609	3,609
Other liabilities	18	490

Total liabilities	3,627	5,399
Stockholders’ Equity	22,352	7,250

Total liabilities and stockholders’ equity	$25,979	$12,649

Condensed Statements of Operations and Comprehensive Loss

	Years Ended December 31,
	2012	2011
Income	$403	$3

Expenses
Interest expense	89	149
Other expenses	146	207

Total expenses	235	356

Income (loss) before income tax expense and undistributed loss of the bank	168	(353)
Income tax expense	—	338

Income (loss) before equity in undistributed loss of the bank	168	(691)
Equity in undistributed loss of the bank	(2,629)	(10,315)

Net loss	(2,461)	(11,006)
Net change in unrealized gains (losses) on available-for-sale securities	(386)	869

Total comprehensive loss	$(2,847)	$(10,137)

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Operating Activities
Net loss	$(2,461)	$(11,006)
Equity in undistributed loss of the Bank	2,629	10,315
Gain on extinguishment of debt	(400)	—
Compensation cost of stock options	12	11
Other changes	41	428

Net cash used in operating activities	(179)	(252)

Investment in Bank	(17,282)	—

Financing Activities
Net capital raise proceeds	21,228	—
Repurchase TARP	(3,312)	—
Repayment of borrowings	(900)	(200)
Dividends paid on preferred stock	(359)	—

Net cash provided by (used in) financing activities	16,657	(200)

Net change in cash on deposit with the bank	(804)	(452)
Cash on deposit with the bank at beginning of year	900	1,352

Cash on deposit with the bank at end of year	$96	$900

REGULATORY AND SUPERVISORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY AND SUPERVISORY MATTERS

NOTE 18—REGULATORY AND SUPERVISORY MATTERS

As previously disclosed, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation and the Illinois Department of Financial and Professional Regulation on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation, without admitting or denying that grounds exist for the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2012, these capital ratios were 7.73% and 12.62%, respectively. As a result, the Bank was deemed to be “undercapitalized” as of such date pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions included, among other things, a requirement that the Bank submit a capital restoration plan to the Federal Deposit Insurance Corporation and restrictions on the Bank’s asset growth, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees.

The Order also required the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the Federal Deposit Insurance Corporation; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation regarding the Bank’s compliance with the Order.

We have been actively working to comply with the requirements of the Order, which will remain in effect until modified or terminated by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation. Among other things, our Board of Directors has continuously reviewed the qualifications of our management and has determined that management has the authority and ability to: (i) comply with the requirements of the Order; (ii) operate the Bank in a safe and sound manner; (iii) comply with applicable laws, rules, and regulations; and (iv) restore all aspects of the Bank to a safe and sound condition, including capital adequacy, asset quality, management effectiveness, earnings, liquidity, and sensitivity to interest rate risk. The Board has also continued its participation in the affairs of the Bank, assuming full responsibility for the approval of sound policies and objectives and for the supervision of all the Bank’s activities. In connection with its continued oversight, the Board meets no less than monthly to, at a minimum, review and approve: (i) reports of income and expenses; (ii) new, overdue, renewal, insider, charged off, and recovered loans; (iii) investment activity; (iv) the adoption or modification of operating policies; (v) individual committee reports; (vi) audit reports; (vii) internal control reviews including management responses; (viii) reconciliation of general ledger accounts; and (ix) compliance with the Order.

We have also submitted a recapitalization plan to the Federal Deposit Insurance Corporation in accordance with the terms of the Order.

On November 13, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”), pursuant to which the Company issued to investors in a private placement offering an aggregate of 4,315,300 shares of common stock at $1.00 per share, 133,411 shares of voting Series C Convertible Noncumulative Perpetual Preferred Stock (the “Series C Preferred Stock”) at $100.00 per share, 56,708 shares of nonvoting Series D Convertible Noncumulative Perpetual Preferred Stock (the “Series D Preferred Stock”) at $100.00 per share and 6,728 shares of nonvoting Series E Convertible Noncumulative Perpetual Preferred Stock (the “Series E Preferred Stock”) at $100.00 per share (the “Investment”). The closing of the Investment occurred on December 21, 2012. Costs associated with the capital raise totaled $2.8 million. The consummation of the Investment permitted us to repay a $1.3 million loan facility with an independent third party bank for $900,000 and to redeem, for $3.7 million, $6.9 million of our Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Series A Preferred Stock”) and Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Series B Preferred Stock”) issued to the Treasury, as well as accrued interest and dividends thereon, in connection with the Treasury’s Troubled Asset Relief Program (“TARP”) (such repurchase of Series A Preferred Stock and Series B Preferred Stock, the “TARP Repurchase”) while also contributing $18.5 million in proceeds to the Bank. As a result of this capital infusion, the Bank’s Tier 1 ratio was 7.73% and the Bank’s Risk-based capital ratio was 12.62% as of December 31, 2012.

In accordance with the Order, we also increased our allowance for loan and lease losses to $4,373,821 as of June 30, 2010 and to $6,604,000 as of June 30, 2011. As of December 31, 2012 our allowance for loan and lease losses was $3,032,000 and represented 1.54% of total loans and 39.03% of non-performing loans. Our Board continues to regularly approve and review our allowance for loan and lease losses in compliance with the terms of the Order.

Pursuant to the Order, we have also adopted and implemented a written profit plan and a comprehensive budget for all categories of income and expense, as well as a written plan to reduce our risk position in each asset in excess of $500,000 classified as “substandard” or “doubtful” in our report of examination preceding the Order. We have also charged off all loans classified as “loss” in the report of examination in accordance with the terms of the Order.

Any material failure to comply with the provisions of the Order could result in enforcement actions by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation. In addition, on January 14, 2011, the Company was notified by the FRB that the overall condition of the Company and the Bank was less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, making any payments related to any outstanding trust preferred securities. The Company was also required to downstream all remaining funds to the Bank with the exception of the Company’s non-discretionary payments required to be made over the next twelve months. Additionally, the Company was required to comply with (i) the provisions of Section 32 of the Federal Deposit Insurance Act and Section 225.71 of the Rules and Regulations of the Board of Governors of the Federal Reserve System with respect to the appointment of any new Company directors or the hiring or change in position of any Company senior executive officer and (ii) the restrictions on making “golden parachute” payments set forth in Section 18(k) of the Federal Deposit Insurance Act.

The consummation of the Investment, as well as the other actions described above taken by our Board Of Directors and management in response to the Order, have increased our regulatory capital levels and improved the overall condition of the Company and the Bank as required by the FRB letter. However, the FRB letter will remain in effect until modified or terminated by the FRB.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Community Financial Shares, Inc. (the Holding Company) and its wholly owned subsidiary, Community Bank—Wheaton/Glen Ellyn (the Bank) together referred to herein as the Company.

The Bank was chartered by the Illinois Commissioner of Banks and Real Estate in 1994. The Bank provides a range of banking and financial services through its operation as a commercial bank with offices located in Wheaton and Glen Ellyn, Illinois. The Bank’s primary activities include deposit services and commercial and retail lending. Interest income is also earned on investments in debt securities, federal funds sold, and short-term investments.

Significant intercompany transactions and balances have been eliminated in consolidation.

Internal financial information is reported and aggregated as one line of business.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided and future results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Securities

Securities: Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

For equity securities, when the Company has decided to sell an impaired available-for-sale security and the entity does not expect the fair value of the security to fully recover before the expected time of sale, the security is deemed other-than-temporarily impaired in the period in which the decision to sell is made. The Company recognizes an impairment loss when the impairment is deemed other than temporary even if a decision to sell has not been made.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans and Loan Income

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock: Federal Home Loan Bank (FHLB) stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula.

The Bank owned $925,700 and $5,398,000 of FHLB stock as of December 31, 2012 and 2011, respectively. The FHLB of Chicago paid average cash dividends totaling 0.30% and 0.10% during 2012 and 2011, respectively. The FHLB will continue to assess their dividend capacity each quarter, and will obtain the necessary approval if a dividend is to be made. Management performed an analysis and deemed the investment in FHLB stock was not impaired.

Foreclosed Assets

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs incurred after acquisition that do not meet the criteria for capitalization are expensed.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 10 to 50 years. Furniture, fixtures, and equipment are depreciated using the straight-line (or accelerated) method with useful lives ranging from 3 to 10 years.

Long-Term Assets

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Compensation	Stock Compensation: At December 31, 2012, the Company has a stock-based employee compensation plan, which is described more fully in Note 14.
Income Taxes

Income Taxes: The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.

With a few exceptions, the Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2009.

Off-balance-sheet Financial Instruments

Off-balance-sheet Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Statements of Cash Flows

Statements of Cash Flows: For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and interest-bearing deposits. Most federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions.

Earnings Per Share

Earnings Per Share: Basic earnings per share is net income available to common shareholders divided by the weighted average number of shares outstanding during the year. Diluted earnings per share include the dilutive effect of additional potential shares issuable under stock options. For 2012 the Company is required to calculate basic and diluted earnings per share using the two-class method. Calculations of earnings per share under the two-class method (i) exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities and (ii) exclude form the denominator the dilutive impact of the participating securities.

Comprehensive Income or Loss

Comprehensive Income or Loss: Comprehensive income or loss consists of net income or loss and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Holding Company or by the Holding Company to the stockholders. In addition, the Bank and the Holding Company are currently subject to regulatory orders limiting their ability to declare and pay dividends. See Note 10 for more information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of active markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Recently Issued Accounting Standards

Recently Issued Accounting Standards: In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this ASU make technical corrections, clarifications, and limited-scope improvements to various topics throughout the Accounting Standards Codification. These amendments are presented in two sections: Technical Corrections and Improvements and Conforming Amendments Related to Fair Value Measurements. The amendments in this ASU that will not have transition guidance will be effective upon issuance for both public and nonpublic entities. For public entities, the amendments that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. The Company adopted this ASU effective December 31, 2012 with no material effect on its financial condition or results of operations.

In October 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections. This ASU amends various SEC paragraphs pursuant to Staff Accounting Bulletin (SAB) 114, SEC Release No. 33-9250, and ASU 2010-22, which amend or rescind portions of certain SAB Topics. These amendments are presented in two sections: Amendments to the FASB Accounting Standards Codification and Amendments to the XBRL Taxonomy. The Company adopted this ASU with no material effect on its financial condition or results of operations.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company adopted this ASU by the date required with no material effect on its financial condition or results of operations.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The objective of this Update is to provide enhanced disclosures that will enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods with retrospective disclosure for all comparative periods presented. This ASU impacts disclosures only and it will have no impact on the Company’s financial condition or results of operations.

Current Economic Conditions

Current Economic Conditions: The current protracted economic decline continues to present financial institutions with circumstances and challenges that in many cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

At December 31, 2012, the Company held $96.6 million in commercial real estate loans. Due to the national, state and local economic conditions, values for commercial real estate have declined significantly and the market for these properties is depressed.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Securities Available For Sale

The fair value of securities available for sale at year end is as follows:

2012	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$21,430	$29	$(67)
States and political subdivisions	2,909	72	—
Mortgage-backed – Government sponsored enterprises (GSE) residential	22,975	338	(20)
Preferred stock	37	22	—
SBA guaranteed	237	3	(1)

	$47,588	$464	$(88)

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Available for Sale Securities Amortized Cost Contractual Maturity

Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	302	307
Due after one year through five years	711	730
Due after five years through ten years	2,798	2,819
Due after ten years	20,494	20,483

Mortgage-backed – GSE residential	22,657	22,975
Preferred stock	15	37
SBA guaranteed	235	237

	$47,212	$47,588

Sales Activities for Securities	Sales of securities were as follows:

	2012	2011
Proceeds	$12,689	$2,526
Gross gains	980	104
Gross losses	—	—

Gross Unrealized Losses and Fair Value

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Less than 12 Months		12 Months or More		Total
2012 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$11,406	$(67)	$—	$—	$11,406	$(67)
Mortgage-backed – GSE residential	3,637	(20)	14	—	3,651	(20)
SBA Guaranteed	—	—	25	(1)	25	(1)

Total temporarily impaired securities	$15,043	$(87)	$39	$(1)	$15,082	$(88)

	Less than 12 Months		12 Months or More		Total
2011 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
SBA Guaranteed	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loans

Loans consisted of the following at December 31:

	2012	2011
Real estate
Commercial	$96,588	$94,513
Construction	3,615	4,361
Residential	20,875	21,054
Home equity	50,444	59,176

Total real estate loans	171,522	179,104
Commercial	24,388	26,203
Consumer	1,313	1,392

Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)

Loans, net	$194,391	$198,110

Loans to Related Parties

The aggregate amount of loans, as defined, to such related parties were as follows:

2012
Balances, January 1, 2012	$3,279
New loans including renewals	2,267
Payments, etc., including renewals	(3,114)

Balances, December 31, 2012	$2,432

2011
Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

Allowance for Loans Losses

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total
Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	203	810	25	15	535	(121)	1,467
Charge-offs	(295)	(3,611)	(1,740)	(12)	(1,067)	(638)	(7,363)
Recoveries	18	16	—	—	33	7	74

Balance at end of period	$621	$1,386	$53	$21	$305	$646	$3,032

Ending balance: individually evaluated for impairment	$—	$154	$—	$—	$147	$368	$669

Ending balance: collectively evaluated for impairment	$621	$1,232	$53	$21	$158	$278	$2,363

Total Loans:
Ending balance	$24,388	$96,588	$3,615	$1,313	$20,875	$50,444	$197,223

Ending balance: individually evaluated for impairment	$—	$4,034	$—	$—	$2,970	$1,717	$8,721

Ending balance: collectively evaluated for impairment	$24,388	$92,554	$3,615	$1,313	$17,905	$48,727	$188,502

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

Summary of Nonaccrual Loans by Class

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2012 and 2011.

	2012	2011
Commercial and industrial	$—	$39
Real estate loans:
Construction	—	2,175
Commercial	3,143	4,721
Residential mortgage	2,565	4,187
Home equity	1,717	2,677

Total	$7,425	$13,799

Summary of Impaired Loans

The following table presents impaired loans as of December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$890	$890	$—	$678	$24
Residential	1,008	1,008	—	951	28
HELOC	181	181	—	165	—

Subtotal	2,079	2,079	—	1,794	52

With an allowance recorded:
Commercial real estate	3,144	4,878	154	4,620	64
Residential	1,962	2,180	147	1,512	43
HELOC	1,536	1,536	368	2,024	15

Subtotal	6,642	8,594	669	8,155	122

Total Impaired Loans	$8,721	$10,673	$669	$9,949	$174

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

Summary of Credit Quality

The following table summarizes credit quality of the Company at December 31, 2012 and 2011:

	2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$23,882	$247	$259	$—	$—	$24,388
Real estate loans:
Construction	3,615	—	—	—	—	3,615
Commercial real estate	90,102	3,342	3,144	—	—	96,588
Residential mortgage	16,833	1,477	2,565	—	—	20,875
Home equity	48,469	258	1,717	—	—	50,444
Consumer	1,313	—	—	—	—	1,313

Total	$184,214	$5,324	$7,685	$—	$—	$197,223

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

Summary of Past Due Aging of Loan Portfolio

The following table summarizes aging of the Company’s loan portfolio at December 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$140	$—	$—	$140	$24,248	$24,388	$—
Real estate loans:
Construction	—	—	—	—	3,615	3,615	—
Commercial real estate	373	—	3,144	3,517	93,071	96,588	—
Residential mortgage	461	58	2,583	3,102	17,773	20,875	18
Home equity	186	76	2,040	2,302	48,142	50,444	324
Consumer	—	—	—	—	1,313	1,313	—

Total	$1,160	$134	$7,767	$9,061	$188,162	$197,223	$342

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

Loans Restructured as TDR

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	2	$900	$890
Residential mortgage	3	2,279	2,010

Total	5	$3,179	$2,900

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

Loans Restructured as TDRs by Portfolio Segment

The following tables set forth the Company’s loans restructured as TDRs during the period indicated by portfolio segment to quantify the type of modification or concession provided:

	December 31, 2012
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$—	$1,605	$—	$1,605
A/B note structure	890	405	—	1,295

Total troubled debt restructurings	$890	$2,010	$—	$2,900

	December 31, 2011
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$822	$—	$—	$822
Interest only	3,118	2,352	—	5,470
Rate reduction and interest only	1,871	—	711	2,582

Total troubled debt restructurings	$5,811	$2,352	$711	$8,874

TDRs that had Payment Defaults

The following table sets forth the Company’s TDRs that had payment defaults during the years ended December 31, 2011 and 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	December 31, 2012
		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,448
Residential	2	574

	5	$5,022

	December 31, 2011
		Default
	Count	Balance
Real estate loans:
Commercial real estate	2	$3,860
Residential	2	2,719

	4	$6,579

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Premises and Equipment

Premises and equipment consisted of the following at year end:

	2012	2011
Land	$3,908	$3,908
Buildings	12,437	12,425
Furniture and equipment	3,499	3,334

Total cost	19,844	19,667
Accumulated depreciation	(5,120)	(4,546)

Net book value	$14,724	$15,121

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Aggregate Deposits

	2012	2011
Non-interest bearing DDA	$38,813	$36,324
NOW	76,198	75,524
Money market	43,380	41,907
Regular savings	65,066	55,026
Certificates and time deposits, $100,000 and over	39,206	38,201
Other certificates and time deposits	54,541	54,119

Total deposits	$317,204	$301,101

Scheduled Maturities of Certificates of Deposit	At December 31, 2012, scheduled maturities of certificates of deposit are as follows:

2013	$57,589
2014	16,322
2015	8,017
2016	4,228
2017	7,591

$93,747

ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Advance From Federal home Loan Bank and Other Borrowings Maturities	At December 31, 2012, scheduled maturities of advances are as follows:

2013	$4,500
2014	2,500
2015	2,000

CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Capital Restoration Requirements

If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets
Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

Summary of Capital Ratios for Bank

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)	$28,321	12.6%	$17,949	8.0%	$22,436	10.0%
Tier 1 capital (to risk-weighted assets)	25,514	11.4	8,974	4.0	13,461	6.0
Tier 1 capital (to average assets)	25,514	7.7	13,195	4.0	16,494	5.0

2011
Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%
Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0
Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income Tax Benefits	Income tax consists of the following:

	2012	2011
Currently payable tax
Federal	$376	$168
State	(376)	(192)
Deferred tax	244	4,681

Income tax	$244	$4,657

Summary of Income Tax Benefit Differs from Federal Statutory Rates

Income tax differs from federal statutory rates applied to financial statement income due to the following:

	2012	2011
Federal rate of 34 percent	$(754)	$(2,159)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(116)	(144)
State income tax, net of federal benefit	13	206
Cash value of life insurance	(81)	(83)
Valuation allowance	948	6,535
Other items, net	234	302

Income tax	$244	$4,657

Summary of Year End Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,343	$3,739
Deferred compensation	678	653
Other-than-temporary-impairment	209	209
Loss carryforward	7,129	4,572
AMT carryover	263	263
Other real estate owned	543	294
Other	340	68

Total	10,505	9,798

Deferred tax liabilities
Accumulated depreciation	(741)	(672)
Deferred loan fees and costs, net	(152)	(166)
Prepaid expenses	(58)	(69)
Net unrealized gains on securities available for sale	(146)	(390)
Federal Home Loan Bank stock dividends	(47)	(545)
State income taxes	(224)	(339)
Other	—	(150)

Total	(1,368)	(2,331)

Valuation allowance	(9,137)	(7,467)

Net deferred tax asset	$—	$—

Activity in Net Deferred Tax Assets

The following is the activity in net deferred tax assets:

Balance, December 31, 2011	$—
Increase in deferred tax assets	707
Increase in deferred tax liabilities	963
Increase in valuation allowance	(1,670)

Balance, December 31, 2012	$—

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Common Share

The following is an analysis of the Company’s basic and diluted EPS, reflecting the application of the two-class method as of December 31, 2012:

Net income available for distribution	$682
Dividends and undistributed earnings allocated to participating securities	(532)

Income attributable to common shareholders	$150

Average common shares outstanding for basic EPS	1,363,171
Effect of dilutive convertible preferred stock	—
Effect of dilutive stock options	199

Average common and common-equivalent shares for dilutive EPS	1,363,370

Basic	$0.11
Diluted	$0.11

The following are the factors used in the loss per share common share computation as of December 31, 2011:

2011
Basic
Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding	1,245,267

Basic earnings (loss) per share	$(9.20)

Diluted

Net loss	$(11,006)
Less: Accretion of discount on preferred stock	(67)
Dividends on preferred stock	(380)
Add: Gain on preferred stock redemption	—

Net income (loss) available to common shareholders	$(11,453)

Weighted-average common shares outstanding for basic earnings per share	1,245,267
Add dilutive effects of assumed exercise of stock options	360

Average shares and dilutive potential common shares	1,245,627

Diluted earnings (loss) per share	$(9.20)

STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Option Valuation Assumptions

A summary of the activity in the Plan follows:

	2012	2011
Expected volatility	37.5% - 37.9%	33.4% - 38.5%
Weighted-average volatility	37.7%	35.9%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.60% - 0.69%	0.91% - 1.49%

Schedule of Stock Option Activity

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	32,330	$19.36
Granted	1,200	3.26
Exercised	—	—
Forfeited or expired	(3,350)	18.74

Outstanding, end of year	30,180	$18.78	4.20	$—

Exercisable, end of year	13,530	$20.42	2.91	$—

OFF-BALANCE-SHEET ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2012	2011
Financial standby letters of credit	$228	$219
Commitments to originate loans	4,927	3,956
Unused lines of credit and letters of credit	50,737	58,604
Performance standby letters of credit	—	54

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Available for Sale Securities Recorded at a Fair Value

The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$21,430	$—	$21,430	$—
State and political subdivisions	2,909	—	2,909	—
Mortgage-backed securities – GSE residential	22,975	—	22,975	—
Preferred stock	37	37	—	—
SBA guaranteed	237	—	237	—

Total available for sale securities	$47,588	$37	$46,551	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities—GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis

The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$5,972	$—	$—	$5,972
Other real estate owned	8,858	—	—	8,858

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$7,008	$—	$—	$7,008
Other real estate owned	4,722	—	—	4,722

Quantitative Information Unobservable Inputs

The following table presents quantitative information about unobservable inputs in recurring and nonrecurring Level 3 fair value measurements:

		As of December 31, 2012
	Fair Value	Valuation Technique	Unobservable Inputs	Range
Impaired loans	$5,972	Market comparable properties	Marketability discount	5% - 30.7%
Other real estate owned	8,858	Fair value appraisals

Carrying Amount and Estimated Fair Value of Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012:

		At December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$71,021	$71,021	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	47,588	37	47,551	—
Loans held for sale	7,230	—	7,230	—
Loans receivable, net	194,391	—	—	196,156
Federal Home Loan Bank stock	926	—	926	—
Interest receivable	926	—	926	—

Financial liabilities
Deposits	317,204	—	318,558	—
Federal Home Loan Bank advances	9,000	—	9,189	—
Subordinated debentures	3,609	—	—	1,230
Interest payable	145	—	145	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 are as follows:

	2011
	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2012	2011
Assets
Cash on deposit with the Bank	$96	$900
Investment in common stock of the Bank	25,744	11,477
Other assets	139	272

Total assets	$25,979	$12,649

Liabilities
Other borrowings	$—	$1,300
Long-term debt	3,609	3,609
Other liabilities	18	490

Total liabilities	3,627	5,399
Stockholders’ Equity	22,352	7,250

Total liabilities and stockholders’ equity	$25,979	$12,649

Condensed Statements of Operations

Condensed Statements of Operations and Comprehensive Loss

	Years Ended December 31,
	2012	2011
Income	$403	$3

Expenses
Interest expense	89	149
Other expenses	146	207

Total expenses	235	356

Income (loss) before income tax expense and undistributed loss of the bank	168	(353)
Income tax expense	—	338

Income (loss) before equity in undistributed loss of the bank	168	(691)
Equity in undistributed loss of the bank	(2,629)	(10,315)

Net loss	(2,461)	(11,006)
Net change in unrealized gains (losses) on available-for-sale securities	(386)	869

Total comprehensive loss	$(2,847)	$(10,137)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Operating Activities
Net loss	$(2,461)	$(11,006)
Equity in undistributed loss of the Bank	2,629	10,315
Gain on extinguishment of debt	(400)	—
Compensation cost of stock options	12	11
Other changes	41	428

Net cash used in operating activities	(179)	(252)

Investment in Bank	(17,282)	—
Financing Activities
Net capital raise proceeds	21,228	—
Repurchase TARP	(3,312)	—
Repayment of borrowings	(900)	(200)
Dividends paid on preferred stock	(359)	—

Net cash provided by (used in) financing activities	16,657	(200)

Net change in cash on deposit with the bank	(804)	(452)
Cash on deposit with the bank at beginning of year	900	1,352

Cash on deposit with the bank at end of year	$96	$900

Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days		90 days
Federal Home Loan Bank stock	$ 926,000	$ 5,398,000
Cash dividend paid by Federal Home Loan Bank, percent	0.30%	0.10%
Commercial real estate loans held by Company	$ 96,600,000
Building and Related Components | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years
Building and Related Components | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		50 years
Furniture, Fixtures and Equipment | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		3 years
Furniture, Fixtures and Equipment | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years

Cash And Cash Equivalents - Additional Information (Detail) (USD $)	Dec. 31, 2012	Jul. 21, 2010
Cash and Cash Equivalents [Line Items]
Limit On FDIC Insurance	$ 250,000
Insurance Limits Permanently Increased		250,000
Cash balance at FRB and FHLB uninsured amount	66,500,000
Cash on hand or deposit with FRB under capital regulatory	$ 4,100,000

Fair Value of Securities Available For Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 47,588	$ 43,931
Gross Unrealized Gains	464	1,012
Gross Unrealized Losses	(88)	(5)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value	21,430	9,041
Gross Unrealized Gains	29	42
Gross Unrealized Losses	(67)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value	2,909	12,926
Gross Unrealized Gains	72	482
Gross Unrealized Losses		(3)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value	22,975	21,665
Gross Unrealized Gains	338	477
Gross Unrealized Losses	(20)	(1)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value	37	25
Gross Unrealized Gains	22	10
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value	237	274
Gross Unrealized Gains	3	1
Gross Unrealized Losses	$ (1)	$ (1)

Available for Sale Securities Amortized Cost Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, amortized cost	$ 302
Due after one year through five years, amortized cost	711
Due after five years through ten years, amortized cost	2,798
Due after ten years, amortized cost	20,494
Available for sale securities, amortized costs, total	47,212
Due in one year or less, fair value	307
Due after one year through five years, fair value	730
Due after five years through ten years, fair value	2,819
Due after ten years, fair value	20,483
Available-for-sale Securities, Fair Value Disclosure, total	47,588
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	22,657
Available for sale debt securities without a single maturity date, fair value	22,975
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Available for sale equity securities without a single maturity date, amortized cost	15
Available for sale equity securities without a single maturity date, fair value	37
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	235
Available for sale debt securities without a single maturity date, fair value	$ 237

Securities Available for Sale - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities that were pledged to secure public deposits, Federal home loan bank advances and other	$ 20,000,000	$ 24,600,000
Total Fair Value of Investment	$ 15,082,000	$ 814,000
Percentage of investment portfolio	31.70%	1.90%

Sales Activities for Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Sales proceeds	$ 12,689	$ 2,526
Gross gains on sales	980	104
Gross losses on sales

Gross Unrealized Losses and Fair Value (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Total	$ 15,082,000	$ 814,000
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	11,406,000
Unrealized Losses Less than 12 Months	(67,000)
Fair Value, Total	11,406,000
Losses, Total	(67,000)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	3,637,000	109,000
Unrealized Losses Less than 12 Months	(20,000)	(1,000)
Fair Value 12 Months or More	14,000
Fair Value, Total	3,651,000	109,000
Losses, Total	(20,000)	(1,000)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or More	25,000	229,000
Unrealized Losses 12 Months or More	(1,000)	(1,000)
Fair Value, Total	25,000	229,000
Losses, Total	(1,000)	(1,000)
Temporarily Impaired Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	15,043,000	109,000
Unrealized Losses Less than 12 Months	(87,000)	(1,000)
Fair Value 12 Months or More	39,000	705,000
Unrealized Losses 12 Months or More	(1,000)	(4,000)
Fair Value, Total	15,082,000	814,000
Losses, Total	(88,000)	(5,000)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or More		476,000
Unrealized Losses 12 Months or More		(3,000)
Fair Value, Total		476,000
Losses, Total		$ (3,000)

Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 171,522	$ 179,104
Commercial	24,388	26,203
Consumer	1,313	1,392
Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)	(7,679)
Loans, net	194,391	198,110
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	96,588	94,513
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	3,615	4,361
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	20,875	21,054
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 50,444	$ 59,176

Loans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-off of unsecured open end loans	180 days
Charge down to the net realizable value, other secured loans due	120 days
Prior loss experience of company	3 years
Default occurs when TDR due, transferred to non accrual status or other real estate owned within twelve months of restructuring	90 days

Loans to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 3,279	$ 3,353
New loans including renewals	2,267	150
Payments, etc., including renewals	(3,114)	(224)
Ending balance	$ 2,432	$ 3,279

Allowance for Loans Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 8,854	$ 7,679
Provision for loan losses	1,467	6,171
Charge-offs	(7,363)	(5,010)
Recoveries	74	14
Ending balance	3,032	8,854
Ending balance: individually evaluated for impairment	669	6,209
Ending balance: collectively evaluated for impairment	2,363	2,645
Ending balance	197,223	206,699
Ending balance: individually evaluated for impairment	8,721	15,253
Ending balance: collectively evaluated for impairment	188,502	191,446
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	695	791
Provision for loan losses	203	11
Charge-offs	(295)	(109)
Recoveries	18	2
Ending balance	621	695
Ending balance: individually evaluated for impairment		39
Ending balance: collectively evaluated for impairment	621	656
Ending balance	24,388	26,203
Ending balance: individually evaluated for impairment		39
Ending balance: collectively evaluated for impairment	24,388	26,164
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,171	1,200
Provision for loan losses	810	3,367
Charge-offs	(3,611)	(396)
Recoveries	16
Ending balance	1,386	4,171
Ending balance: individually evaluated for impairment	154	3,002
Ending balance: collectively evaluated for impairment	1,232	1,214
Ending balance	96,588	94,513
Ending balance: individually evaluated for impairment	4,034	6,671
Ending balance: collectively evaluated for impairment	92,554	87,842
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,768	3,877
Provision for loan losses	25	703
Charge-offs	(1,740)	(2,812)
Ending balance	53	1,768
Ending balance: individually evaluated for impairment		1,740
Ending balance: collectively evaluated for impairment	53	28
Ending balance	3,615	4,361
Ending balance: individually evaluated for impairment		2,175
Ending balance: collectively evaluated for impairment	3,615	2,186
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19
Provision for loan losses	15	(1)
Charge-offs	(12)	(8)
Recoveries		9
Ending balance	21	18
Ending balance: collectively evaluated for impairment	21	19
Ending balance	1,313	1,392
Ending balance: collectively evaluated for impairment	1,313	1,392
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	804	661
Provision for loan losses	535	1,014
Charge-offs	(1,067)	(872)
Recoveries	33
Ending balance	305	804
Ending balance: individually evaluated for impairment	147	451
Ending balance: collectively evaluated for impairment	158	352
Ending balance	20,875	21,054
Ending balance: individually evaluated for impairment	2,970	3,709
Ending balance: collectively evaluated for impairment	17,905	17,345
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,398	838
Provision for loan losses	(121)	1,370
Charge-offs	(638)	(813)
Recoveries	7	3
Ending balance	646	1,398
Ending balance: individually evaluated for impairment	368	977
Ending balance: collectively evaluated for impairment	278	376
Ending balance	50,444	59,176
Ending balance: individually evaluated for impairment	1,717	2,659
Ending balance: collectively evaluated for impairment	48,727	56,517
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		293
Provision for loan losses		$ (293)

Summary of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 7,425	$ 13,799
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		39
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		2,175
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	3,143	4,721
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	2,565	4,187
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 1,717	$ 2,677

Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Balance
Recorded Balance, With no related allowance recorded	$ 2,079	$ 2,888
Recorded Balance, With an allowance recorded	6,642	12,365
Recorded Balance, total	8,721	15,253
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	2,079	3,639
Unpaid Principal Balance, With an allowance recorded	8,594	12,364
Unpaid Principal Balance, total	10,673	16,003
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	669	6,209
Specific allowance, total	669	6,209
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	1,794	3,407
Average Investment in Impaired Loans, With an allowance recorded	8,155	11,551
Average Investment in Impaired Loans, total	9,949	14,958
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	52	1
Interest Income Recognized, With an allowance recorded	122	367
Interest Income Recognized, total	174	368
Commercial Real Estate
Recorded Balance
Recorded Balance, With no related allowance recorded	890
Recorded Balance, With an allowance recorded	3,144	6,671
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	890
Unpaid Principal Balance, With an allowance recorded	4,878	6,671
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	154	3,002
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	678
Average Investment in Impaired Loans, With an allowance recorded	4,620	4,987
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	24
Interest Income Recognized, With an allowance recorded	64	232
Residential
Recorded Balance
Recorded Balance, With no related allowance recorded	1,008	2,353
Recorded Balance, With an allowance recorded	1,962	1,356
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	1,008	2,353
Unpaid Principal Balance, With an allowance recorded	2,180	1,355
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	147	451
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	951	2,359
Average Investment in Impaired Loans, With an allowance recorded	1,512	1,378
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	28
Interest Income Recognized, With an allowance recorded	43	54
HELOC
Recorded Balance
Recorded Balance, With no related allowance recorded	181	510
Recorded Balance, With an allowance recorded	1,536	2,149
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	181	510
Unpaid Principal Balance, With an allowance recorded	1,536	2,149
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	368	977
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	165	523
Average Investment in Impaired Loans, With an allowance recorded	2,024	2,159
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded		1
Interest Income Recognized, With an allowance recorded	15	51
Construction
Recorded Balance
Recorded Balance, With no related allowance recorded		25
Recorded Balance, With an allowance recorded		2,150
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded		776
Unpaid Principal Balance, With an allowance recorded		2,150
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded		1,740
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded		525
Average Investment in Impaired Loans, With an allowance recorded		2,150
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded
Interest Income Recognized, With an allowance recorded
Commercial
Recorded Balance
Recorded Balance, With an allowance recorded		39
Unpaid Principal Balance
Unpaid Principal Balance, With an allowance recorded		39
Specific allowance for impairment of loans
Specific allowance, With an allowance recorded		39
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With an allowance recorded		877
Interest Income Recognized
Interest Income Recognized, With an allowance recorded		$ 30

Summary of Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 197,223	$ 206,699
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	24,388	26,203
Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,615	4,361
Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	96,588	94,513
Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	20,875	21,054
Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	50,444	59,176
Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,313	1,392
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	184,214	178,317
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	23,882	24,582
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,615	1,144
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	90,102	84,492
Pass | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,833	12,042
Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	48,469	54,665
Pass | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,313	1,392
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,324	8,595
Special Mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	247	910
Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,342	3,351
Special Mention | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,477	3,804
Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	258	530
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,685	19,787
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	259	711
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		3,217
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,144	6,670
Substandard | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,565	5,208
Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,717	3,981
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 0

Summary of Past Due Aging of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	$ 1,160	$ 938
60-89 Days Past Due	134	506
Greater Than 90 Days	7,767	13,799
Total Past Due	9,061	15,243
Current	188,162	191,456
Total loans	197,223	206,699
Loans > 90 Days and Accruing	342
Commercial and industrial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	140
Greater Than 90 Days		39
Total Past Due	140	39
Current	24,248	26,164
Total loans	24,388	26,203
Construction
Notes Receivable By Class And Aging [Line Items]
Greater Than 90 Days		2,175
Total Past Due		2,175
Current	3,615	2,186
Total loans	3,615	4,361
Commercial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	373	674
Greater Than 90 Days	3,144	4,721
Total Past Due	3,517	5,395
Current	93,071	89,118
Total loans	96,588	94,513
Residential mortgage
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	461	204
60-89 Days Past Due	58	43
Greater Than 90 Days	2,583	4,187
Total Past Due	3,102	4,434
Current	17,773	16,620
Total loans	20,875	21,054
Loans > 90 Days and Accruing	18
Home equity
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	186	60
60-89 Days Past Due	76	463
Greater Than 90 Days	2,040	2,677
Total Past Due	2,302	3,200
Current	48,142	55,976
Total loans	50,444	59,176
Loans > 90 Days and Accruing	324
Individuals loans for household and other personal expenditures
Notes Receivable By Class And Aging [Line Items]
Current	1,313	1,392
Total loans	$ 1,313	$ 1,392

Loans Restructured as TDR (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5	7
Balance Prior to TDR	$ 3,179	$ 9,113
Balance after TDR	2,900	8,874
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	2	4
Balance Prior to TDR	900	5,847
Balance after TDR	890	5,811
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count	3	2
Balance Prior to TDR	2,279	2,733
Balance after TDR	2,010	2,719
Construction
Financing Receivable, Modifications [Line Items]
Count		1
Balance Prior to TDR		533
Balance after TDR		$ 344

Loans Restructured as TDRs by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	$ 2,900	$ 8,874
Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,605	822
Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,295
Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		5,470
Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		2,582
Commercial real estate
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	890	5,811
Commercial real estate | Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		822
Commercial real estate | Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	890
Commercial real estate | Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		3,118
Commercial real estate | Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		1,871
Residential mortgage
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	2,010	2,352
Residential mortgage | Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,605
Residential mortgage | Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	405
Residential mortgage | Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		2,352
HELOC
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		711
HELOC | Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		$ 711

TDRs that had Payment Defaults (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5	4
Default Balance	$ 5,022	$ 6,579
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	3	2
Default Balance	4,448	3,860
Residential
Financing Receivable, Modifications [Line Items]
Count	2	2
Default Balance	$ 574	$ 2,719

Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 19,844	$ 19,667
Accumulated depreciation	(5,120)	(4,546)
Net book value	14,724	15,121
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	3,908	3,908
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	12,437	12,425
Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 3,499	$ 3,334

Summary of Aggregate Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Non-interest bearing DDA	$ 38,813	$ 36,324
NOW	76,198	75,524
Money market	43,380	41,907
Regular savings	65,066	55,026
Certificates and time deposits, $100,000 and over	39,206	38,201
Other certificates and time deposits	54,541	54,119
Total deposits	$ 317,204	$ 301,101

Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposit Liabilities [Line Items]
2013	$ 57,589
2014	16,322
2015	8,017
2016	4,228
2017	7,591
Time Deposits, Total	$ 93,747

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Deposits from related parties	$ 2,569,115	$ 2,575,700

Advances from Federal Home Loan Bank and Other Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Advances from Federal Home Loan Bank of Chicago	$ 9,000,000	$ 13,000,000
Minimum, Interest rate of advances	1.69%
Maximum, Interest rate of advances	3.24%
Company's loan with unaffiliated third party, outstanding balance	1,300,000
Payment for full settlement of debt	900,000
Gain on extinguishment of debt	$ 400,000
Maximum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Term mortgage loans used to cover advances can be delinquent	90 days
Minimum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Percentage of advances that must be covered by mortgage loans on hand	167.00%

Advance from Federal Home Loan Bank and Other Borrowings Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
2013	$ 4,500
2014	2,500
2015	$ 2,000

Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $)	12 Months Ended
Dec. 31, 2012
Subordinated Debentures
Subordinated Borrowing [Line Items]
Subordinated debentures issuance and sale	$ 3,500,000
Interest, variable rate	1.62%
Subordinated debentures accrue interest, variable rate	Subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly
Subordinated Borrowing, Interest Rate	1.93%
Debentures maturity date	Sep 21, 2037
Redemption price of subordinated debenture	1,000

Tarp Capital Purchase Program - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Nov. 13, 2012 Preferred Stock Series A And B	Dec. 31, 2012 Preferred Stock Series A And B	Dec. 31, 2012 US Treasury Securities
Capital Stock [Line Items]
Company enters into a Letter Agreement and Securities Purchase Agreement with U.S. treasury Department							May 15, 2009
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	196,847	7,319	6,970
Preferred stock Warrant issued				349
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash	$ 6,970,000
Repurchase of preferred stock	3,312,000				3,293,550
Accrued dividends paid for repurchase of preferred stock	5.00%	5.00%			45.00%
Preferred stock redemption amount	$ 3,312,000					$ 3,700,000

Capital Requirements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR		2011-01-21
Tier I capital ( to average assets)	7.73%	8.00%
Total capital ( to risk-weighted assets)	12.62%	12.00%
Time limit to achieve the capital ratios	120 days

Minimum Capital Restoration Requirements (Detail)	Dec. 31, 2012
Regulatory Requirements [Line Items]
Well capitalized Capital to Risk Weighted Assets Total	10.00%
Adequately capitalized Capital to Risk Weighted Assets Total	8.00%
Undercapitalized Capital to Risk Weighted Assets Total	6.00%
Well capitalized Capital to Risk Weighted Assets Tier 1	6.00%
Adequately capitalized Capital to Risk Weighted Assets Tier 1	4.00%
Undercapitalized Capital to Risk Weighted Assets Tier 1	3.00%
Well capitalized Tier 1 Capital to Average Assets	5.00%
Adequately capitalized Tier 1 Capital to Average Assets	4.00%
Undercapitalized Tier 1 Capital to Average Assets	3.00%

Summary of Capital Ratios for Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 21, 2011	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank
Regulatory Requirements [Line Items]
Total capital (to risk-weighted assets) Actual Amount			$ 28,321	$ 13,756
Total capital (to risk-weighted assets) Actual Ratio	12.62%	12.00%	12.60%	6.10%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount			17,949	18,060
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio	8.00%		8.00%	8.00%
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount			22,436	22,575
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio	10.00%		10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Actual Amount			25,514	10,860
Tier 1 capital (to risk-weighted assets) Actual Ratio			11.40%	4.80%
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount			8,974	9,030
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount			13,461	13,545
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio	6.00%		6.00%	6.00%
Tier 1 capital (to average assets) Actual Amount			25,514	10,860
Tier 1 capital (to average assets) Actual Ratio	7.73%	8.00%	7.70%	3.30%
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Amount			13,195	13,181
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Amount			$ 16,494	$ 16,477
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Ratio	5.00%		5.00%	5.00%

Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution to profit sharing plan charged to expense	$ 32,000	$ 32,000
Director
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense for retirement	40,000	29,000
Amount of deferred directors' fees	$ 1,100,000	$ 1,100,000
Deferred directors' fees credited	3.03%

Summary of Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Currently payable tax
Federal	$ 376	$ 168
State	(376)	(192)
Deferred tax	244	4,681
Income tax	$ 244	$ 4,657

Summary of Income Tax Differs from Federal Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Income Taxes [Line Items]
Federal rate of 34 percent	$ (754)	$ (2,159)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(116)	(144)
State income tax, net of federal benefit	13	206
Cash value of life insurance	(81)	(83)
Valuation allowance	948	6,535
Other items, net	234	302
Income tax	$ 244	$ 4,657

Summary of Income Tax Differs from Federal Statutory Rates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Reconciliation Of Income Taxes [Line Items]
Federal rate	34.00%

Summary of Year End Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 1,343	$ 3,739
Deferred compensation	678	653
Other-than-temporary-impairment	209	209
Loss carryforward	7,129	4,572
AMT carryover	263	263
Other real estate owned	543	294
Other	340	68
Total	10,505	9,798
Deferred tax liabilities
Accumulated depreciation	(741)	(672)
Deferred loan fees and costs, net	(152)	(166)
Prepaid expenses	(58)	(69)
Net unrealized gains on securities available for sale	(146)	(390)
Federal Home Loan Bank stock dividends	(47)	(545)
State income taxes	(224)	(339)
Other		(150)
Total	(1,368)	(2,331)
Valuation allowance	(9,137)	(7,467)
Net deferred tax asset

Activity in Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary Of Net Deferred Tax Assets [Line Items]
Beginning balance
Increase in deferred tax assets	707
Increase in deferred tax liabilities	963
Increase in valuation allowance	(1,670)
Ending Balance

Income Taxes - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal	Dec. 31, 2012 Illinois
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			$ 17,000,000	$ 19,200,000
Operating Loss Carryforwards, expiration year			Expire in varying amounts through 2022	Expire in varying amounts through 2029
Alternative minimum tax credits	$ 263,000	$ 263,000

Analysis of Company's Basic and Diluted EPS (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Net income available for distribution	$ 682	$ (11,453)
Dividends and undistributed earnings allocated to participating securities	(532)
Income attributable to common shareholders	$ 150
Average common shares outstanding for basic EPS	1,363,171	1,245,267
Effect of dilutive convertible preferred stock
Effect of dilutive stock options	199	360
Average common and common-equivalent shares for dilutive EPS	1,363,370	1,245,627
Basic	$ 0.11	$ (9.2)
Diluted	$ 0.11	$ (9.2)

Loss Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic
Net loss	$ (2,461)	$ (11,006)
Less: Accretion of discount on preferred stock		(67)
Dividends on preferred stock		(380)
Add: Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	682	(11,453)
Weighted-average common shares outstanding	1,363,171	1,245,267
Basic earnings (loss) per share	$ 0.11	$ (9.2)
Diluted
Net loss	(2,461)	(11,006)
Less: Accretion of discount on preferred stock		(67)
Dividends on preferred stock		(380)
Add: Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	$ 682	$ (11,453)
Weighted-average common shares outstanding for basic earnings per share	1,363,171	1,245,267
Add dilutive effects of assumed exercise of stock options	199	360
Average common and common-equivalent shares for dilutive EPS	1,363,370	1,245,627
Diluted loss per share	$ 0.11	$ (9.2)

Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares	30,180	32,330

Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 27, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonqualified Stock Option Plan	Dec. 31, 2011 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan	Nov. 29, 2006 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan Minimum	Dec. 31, 2004 Nonqualified Stock Option Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option authorized under plan						40,400	100,000
Stock option additional shares authorized under plan						4,600
Stock option vesting period								5 years	10 years
Age of recipient that triggers full vesting						72 years
Stock option term						10 years
Stock split ratio	2
Weighted-average grant-date fair value of options granted				$ 0.5	$ 1.05
Intrinsic value of options exercised				$ 0	$ 0
Unrecognized compensation cost				55,000
Weighted-average period of recognition				5 years
Share based compensation expense		12,000	12,000	12,000
Share-based compensation expense tax benefit				$ 5,000

Summary of Option Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	37.50%	33.40%
Expected volatility, maximum	37.90%	38.50%
Weighted-average volatility	37.70%	35.90%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years	5 years
Risk-free rate, minimum	0.60%	0.91%
Risk-free rate, maximum	0.69%	1.49%

Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Outstanding, beginning of year	32,330
Granted	1,200
Exercised
Forfeited or expired	(3,350)
Outstanding, end of year	30,180
Exercisable, end of year	13,530
Weighted-Average Exercise Price
Outstanding, beginning of year	$ 19.36
Granted	$ 3.26
Exercised
Forfeited or expired	$ 18.74
Outstanding, end of year	$ 18.78
Exercisable, end of year	$ 20.42
Weighted-Average Remaining Contractual Term
Outstanding, end of year	4 years 2 months 12 days
Exercisable, end of year	2 years 10 months 28 days
Aggregate Intrinsic Value
Outstanding, end of year

Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 228	$ 219
Commitments to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	4,927	3,956
Unused lines of credit and letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	50,737	58,604
Performance standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments		$ 54

Available for Sale Securities Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 47,588
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	47,588	43,931
Fair Value, Recurring | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	21,430	9,041
Fair Value, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,909	12,926
Fair Value, Recurring | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	22,975	21,665
Fair Value, Recurring | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37	25
Fair Value, Recurring | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	237	274
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37	25
Fair Value, Recurring | Level 1 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37	25
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	46,551	43,906
Fair Value, Recurring | Level 2 | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	21,430	9,041
Fair Value, Recurring | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,909	12,926
Fair Value, Recurring | Level 2 | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	22,975	21,665
Fair Value, Recurring | Level 2 | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 237	$ 274

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 5,972	$ 7,008
Other real estate owned fair value	8,858	4,722
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	5,972	7,008
Other real estate owned fair value	$ 8,858	$ 4,722

Quantitative Information Unobservable imputes (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Level 3 Impaired Loans	Dec. 31, 2012 Level 3 Other Real Estate Owned	Dec. 31, 2012 Minimum Level 3 Impaired Loans	Dec. 31, 2012 Maximum Level 3 Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 5,972	$ 7,008	$ 5,972	$ 7,008
Other real estate owned	$ 8,858	$ 4,722	$ 8,858	$ 4,722
Valuation Technique					Market comparable properties	Fair value appraisals
Unobservable Inputs					Marketability discount
Rang							5.00%	30.70%

Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available for sale	$ 47,588
Carrying Value
Financial assets
Cash and cash equivalents	71,021	44,258
Interest-bearing time deposits	1,941	3,435
Securities available for sale	47,588	43,931
Loans held for sale	7,230	633
Loans receivable, net	194,391	198,110
Federal Home Loan Bank stock	926	5,398
Interest receivable	926	1,047
Financial liabilities
Deposits	317,204	301,101
Federal Home Loan Bank advances	9,000	13,000
Other borrowings		1,300
Subordinated debentures	3,609	3,609
Interest payable	145	248
Fair Value
Financial assets
Cash and cash equivalents		44,258
Interest-bearing time deposits		3,435
Securities available for sale		43,931
Loans held for sale		633
Loans receivable, net		200,526
Federal Home Loan Bank stock		5,398
Interest receivable		1,047
Financial liabilities
Deposits		303,213
Federal Home Loan Bank advances		13,356
Other borrowings		1,300
Subordinated debentures		1,189
Interest payable		248
Fair Value | Level 1
Financial assets
Cash and cash equivalents	71,021
Interest-bearing time deposits	1,941
Securities available for sale	37
Fair Value | Level 2
Financial assets
Securities available for sale	47,551
Loans held for sale	7,230
Federal Home Loan Bank stock	926
Interest receivable	926
Financial liabilities
Deposits	318,558
Federal Home Loan Bank advances	9,189
Interest payable	145
Fair Value | Level 3
Financial assets
Loans receivable, net	196,156
Financial liabilities
Subordinated debentures	$ 1,230

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Total assets	$ 355,176	$ 328,986
Liabilities
Other borrowings		1,300
Total liabilities	332,824	321,736
Stockholders' Equity	22,352	7,250	17,755
Total liabilities and stockholders' equity	355,176	328,986
Parent Company
ASSETS
Cash on deposit with the Bank	96	900
Investment in common stock of the Bank	25,744	11,477
Other assets	139	272
Total assets	25,979	12,649
Liabilities
Other borrowings		1,300
Long-term debt	3,609	3,609
Other liabilities	18	490
Total liabilities	3,627	5,399
Stockholders' Equity	22,352	7,250
Total liabilities and stockholders' equity	$ 25,979	$ 12,649

Condensed Statements of Operations and Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses
Interest expense	$ 2,137	$ 2,511
Other expenses	12,912	12,562
Income (Loss) before income tax expense and undistributed loss of the bank	(2,217)	(6,349)
Income Tax Expense	244	4,657
Net loss	(2,461)	(11,006)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Income	403	3
Expenses
Interest expense	89	149
Other expenses	146	207
Total expenses	235	356
Income (Loss) before income tax expense and undistributed loss of the bank	168	(353)
Income Tax Expense		338
Income (Loss) before equity in undistributed loss of the bank	168	(691)
Equity in undistributed loss of the bank	(2,629)	(10,315)
Net loss	(2,461)	(11,006)
Net change in unrealized gain(losses) on available-for-sale securities	(386)	869
Total comprehensive loss	$ (2,847)	$ (10,137)

Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (2,461,000)	$ (11,006,000)
Gain on extinguishment of debt	(400,000)
Compensation cost of stock options	12,000	12,000
Net cash provided by (Used in) operating activities	(7,288,000)	27,000
Investment in Bank	(18,500,000)
Financing Activities
Repurchase TARP	(3,312,000)
Repayment of borrowings	(4,900,000)	(2,200,000)
Dividends paid on preferred stock	(359,000)	(380,000)
Net cash provided by (used in) financing activities	28,760,000	(8,559,000)
Net change in cash and cash equivalents	26,763,000	11,771,000
Cash and cash equivalents at beginning of period	44,258,000	32,487,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	71,021,000	44,258,000
Parent Company
Operating Activities
Net loss	(2,461,000)	(11,006,000)
Equity in undistributed loss of the Bank	2,629,000	10,315,000
Gain on extinguishment of debt	(400,000)
Compensation cost of stock options	12,000	11,000
Other changes	41,000	428,000
Net cash provided by (Used in) operating activities	(179,000)	(252,000)
Investment in Bank	(17,282,000)
Financing Activities
Net capital raise proceeds	21,228,000
Repurchase TARP	(3,312,000)
Repayment of borrowings	(900,000)	(200,000)
Dividends paid on preferred stock	(359,000)
Net cash provided by (used in) financing activities	16,657,000	(200,000)
Net change in cash and cash equivalents	(804,000)	(452,000)
Cash and cash equivalents at beginning of period	900,000	1,352,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 96,000	$ 900,000

Regulatory and Supervisory Matters - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jan. 21, 2011	Nov. 13, 2012 Securities Purchase Agreement Number of Common Shares	Nov. 13, 2012 Securities Purchase Agreement Voting Series C Convertible Noncumulative Perpetual Preferred Stock	Nov. 13, 2012 Securities Purchase Agreement Nonvoting Series D Convertible Noncumulative Perpetual Preferred Stock	Nov. 13, 2012 Securities Purchase Agreement Nonvoting Series E Convertible Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Preferred Stock Series A And B
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR					2011-01-21
Bank's Risk Tier 1 ratio			7.73%		8.00%
Bank's Risk-based capital ratio			12.62%		12.00%
Time limit to achieve the capital ratios			120 days
Reducing the bank's risk position in each asset in excess			$ 500,000
Common stock issued under private placement, shares						4,315,300
Shares of common stock issued under private placement, price						$ 1
Preferred stock, shares issued for an aggregate purchase price in cash, shares			196,847	7,319			133,411	56,708	6,728
Preferred stock, shares issued for an aggregate purchase price per share			$ 1	$ 1			$ 100	$ 100	$ 100
Company's loan with unaffiliated third party, outstanding balance			1,300,000
Payment for full settlement of debt			900,000
Preferred stock redemption amount			3,312,000							3,700,000
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash			6,970,000
Proceeds to the Bank			18,500,000
Allowance for loan and lease losses	$ 6,604,000	$ 4,373,821	$ 3,032,000
Percentage of allowance for loan and lease losses to total loans			1.54%
Percentage of allowance for loan and lease losses to non-performing loans			39.03%